Eaton Vance

New York Municipal Income Fund

June 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.0%
New York State Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,069,511
New York State Environmental Facilities Corp., Green Bonds, 5.00%, 8/15/30	220	289,533
New York State Environmental Facilities Corp., Green Bonds, 5.00%, 8/15/31	550	718,542
New York State Environmental Facilities Corp., Green Bonds, 5.00%, 8/15/41	780	942,045

		$8,019,631

Cogeneration — 0.5%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$2,185	$2,186,333

		$2,186,333

Education — 12.5%
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$285,428
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/29	150	177,920
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/30	185	218,115
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/31	180	210,659
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/32	200	232,832
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,250	1,373,225
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/31	235	278,950
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/32	260	306,795
New York Dormitory Authority, (Brooklyn Law School), 5.00%, 7/1/33	1,650	2,028,493
New York Dormitory Authority, (City University), 6.00%, 7/1/20	2,575	2,637,263
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/31	500	609,085
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	9,420	11,642,272
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/27	2,000	2,568,480
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	350	397,198
New York Dormitory Authority, (New York University), 4.00%, 7/1/45	4,825	5,384,459
New York Dormitory Authority, (New York University), 5.00%, 7/1/27	1,430	1,825,209
New York Dormitory Authority, (New York University), 5.00%, 7/1/31	1,000	1,309,060
New York Dormitory Authority, (New York University), 5.00%, 7/1/39	1,200	1,485,912
New York Dormitory Authority, (New York University), 5.00%, 7/1/42	3,000	3,689,490
New York Dormitory Authority, (School Districts Bond Financing Program), 5.00%, 10/1/27	3,650	4,600,022
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	267,940
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	5,500	5,736,005
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	1,005,453
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,593,870

		$50,864,135

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 3.4%
Long Island Power Authority, Electric System Revenue, Series 2017, 5.00%, 9/1/37	$250	$300,745
Long Island Power Authority, Electric System Revenue, Series 2018, 5.00%, 9/1/29	930	1,185,908
New York Power Authority, 5.00%, 11/15/31	1,000	1,085,310
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,316,483
Utility Debt Securitization Authority, 5.00%, 12/15/40	6,500	7,920,055

		$13,808,501

Escrowed/Prerefunded — 0.6%
Brooklyn Arena Local Development Corp., (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	$1,260	$1,294,512
Metropolitan Transportation Authority, Prerefunded to 11/15/21, 5.00%, 11/15/27	940	1,025,267

		$2,319,779

General Obligations — 14.7%
Albany County, 4.00%, 4/1/29	$5,730	$6,664,506
Brookhaven, 4.00%, 9/15/29	2,405	2,764,091
Brookhaven, 5.00%, 9/15/26(1)	1,465	1,838,414
Brookhaven, 5.00%, 9/15/28(1)	550	719,714
Dutchess County, 2019 Series A, 4.00%, 3/1/31	795	927,789
Dutchess County, 2019 Series B, 4.00%, 3/1/31	605	706,053
Dutchess County, 2019 Series B, 4.00%, 3/1/32	625	725,519
Great Neck Union Free School District, 4.00%, 6/15/29	1,620	1,914,548
Nassau County, 5.00%, 10/1/30	2,000	2,463,560
New York, 5.00%, 3/1/28	3,465	4,533,156
New York City, 4.00%, 8/1/34	1,250	1,410,575
New York City, 4.00%, 12/1/41	1,695	1,898,230
New York City, 5.00%, 8/1/28	3,520	4,259,728
New York City, 5.00%, 4/1/30	2,865	3,692,727
New York City, 5.00%, 12/1/41	2,500	3,038,025
Nyack Union Free School District, 4.00%, 6/15/31	1,195	1,373,414
Onondaga County, 4.00%, 6/1/31(1)	2,575	2,941,628
Onondaga County, 4.00%, 6/1/32(1)	2,120	2,406,984
Onondaga County, 4.00%, 6/1/33(1)	2,720	3,080,482
Onondaga County, 4.00%, 6/1/34(1)	2,795	3,155,331
Valley Stream Central High School District, 4.00%, 6/15/28	720	856,764
Valley Stream Central High School District, 4.00%, 6/15/29	500	591,730
Valley Stream Central High School District, 4.00%, 6/15/31	810	939,997
Valley Stream Central High School District, 4.00%, 6/15/32	845	973,220
Valley Stream Central High School District, 4.00%, 6/15/33	875	1,002,855
Valley Stream Central High School District, 4.00%, 6/15/34	685	781,160
Westchester County, 4.00%, 1/15/31	300	351,891
Westchester County, 4.00%, 1/15/32	200	233,296
Westchester County, 4.00%, 1/15/33	300	348,468
Westchester County, 4.00%, 1/15/34	300	347,148
Westchester County, 4.00%, 1/15/35	305	351,308
Westchester County, 4.00%, 1/15/36	400	458,772
Westchester County, 4.00%, 1/15/37	400	457,084
Westchester County, 4.00%, 1/15/38	520	592,181
Westchester County, 4.00%, 1/15/39	480	545,016
Westchester County, 4.00%, 1/15/40	495	560,459

		$59,905,823

Security	Principal Amount (000’s omitted)	Value
Hospital — 6.1%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.00%, 7/1/35	$165	$192,190
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	370	387,775
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,435	2,546,498
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 5.00%, 11/1/37	1,615	1,855,506
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/38	975	1,061,970
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/39	1,155	1,254,492
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	2,500	2,586,525
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/33	260	300,887
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	3,480	4,005,689
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/21(2)	500	535,410
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(2)	4,500	5,310,900
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(2)	2,200	2,576,948
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	2,190	2,338,307

		$24,953,097

Housing — 1.9%
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	$300	$363,477
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/29	1,040	1,255,197
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	635	762,845
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	450	538,231
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/32	1,095	1,302,470
New York Mortgage Agency, 3.65%, 4/1/32	1,000	1,064,000
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/27	235	284,853
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/28	350	423,671
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/29	160	193,061
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/42	1,250	1,436,425

		$7,624,230

Industrial Development Revenue — 4.5%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$6,000	$6,030,240
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	3,845	4,117,841
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	4,020	4,048,462
Niagara Area Development Corp., (Covanta), (AMT), 4.75%, 11/1/42(2)	4,000	4,129,200

		$18,325,743

Insured – Education — 2.2%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$8,834,034

		$8,834,034

Insured – Escrowed/Prerefunded — 2.3%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$11,530	$9,540,268

		$9,540,268

Security	Principal Amount (000’s omitted)	Value
Insured – General Obligations — 4.6%
East Ramapo Central School District, (AGM), 4.00%, 12/15/28	$1,670	$1,930,203
East Ramapo Central School District, (AGM), 5.00%, 12/15/25	1,460	1,764,906
East Ramapo Central School District, (AGM), 5.00%, 12/15/26	1,530	1,886,674
Nassau County, (AGM), 5.00%, 4/1/46	5,965	7,229,103
Oyster Bay, (AGM), 4.00%, 8/1/28	3,245	3,478,153
Rockland County, (AGM), 5.00%, 9/1/26	1,920	2,380,070

		$18,669,109

Insured – Other Revenue — 0.3%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$1,690	$1,240,477

		$1,240,477

Insured – Solid Waste — 0.6%
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/30	$275	$331,892
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/31	350	419,776
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/32	450	537,440
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/33	475	565,359
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/34	500	592,705

		$2,447,172

Insured – Transportation — 2.4%
Metropolitan Transportation Authority, Green Bonds, (AGM), 4.00%, 11/15/46	$3,005	$3,289,483
Metropolitan Transportation Authority, Green Bonds, (AGM), 5.00%, 11/15/44	5,480	6,585,207

		$9,874,690

Lease Revenue/Certificates of Participation — 5.7%
Hudson Yards Infrastructure Corp., 4.00%, 2/15/44	$7,130	$7,755,657
Hudson Yards Infrastructure Corp., 5.00%, 2/15/35	1,315	1,588,599
Hudson Yards Infrastructure Corp., 5.00%, 2/15/37	2,420	2,895,046
Hudson Yards Infrastructure Corp., 5.00%, 2/15/38	2,150	2,561,962
Hudson Yards Infrastructure Corp., 5.00%, 2/15/42	5,000	5,902,900
New York State Urban Development Corp., 5.70%, 4/1/20	2,440	2,517,104

		$23,221,268

Other Revenue — 3.0%
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37	$675	$823,662
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/43	5,285	6,149,467
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,459,800

		$12,432,929

Senior Living/Life Care — 2.8%
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/30	$650	$758,075
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/31	650	756,152
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	4,500	4,866,210
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,508,978
Tompkins County Development Corp., (Kendal at Ithaca), 5.00%, 7/1/34	100	108,936
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,000	1,065,200
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/27	270	320,506

Security	Principal Amount (000’s omitted)	Value
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/28	$480	$567,744
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	250	294,773

		$11,246,574

Special Tax Revenue — 13.7%
Erie County Fiscal Stability Authority, 5.00%, 9/1/38	$1,000	$1,210,810
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 5/1/37	2,500	2,759,775
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/37	2,500	2,757,375
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,609,189
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/39	2,000	2,343,660
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/39	2,160	2,567,009
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,230,800
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/28	175	140,812
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 3/15/27	2,090	2,398,839
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/43	2,500	3,040,800
New York Dormitory Authority, Personal Income Tax Revenue, Series 2011A, 5.00%, 3/15/33	725	767,688
New York Dormitory Authority, Personal Income Tax Revenue, Series 2013A, 5.00%, 2/15/43	4,770	5,290,598
New York Dormitory Authority, Personal Income Tax Revenue, Series 2016A, 5.00%, 2/15/43	5,000	5,872,150
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	1,000	1,179,180
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	2,000	2,392,360
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/33	1,590	1,964,556
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/47	2,295	2,531,385
Sales Tax Asset Receivable Corp., 5.00%, 10/15/27	5,000	5,922,700
Sales Tax Asset Receivable Corp., 5.00%, 10/15/28	5,000	5,917,050

		$55,896,736

Transportation — 10.9%
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/37	$200	$234,554
Metropolitan Transportation Authority, 5.00%, 11/15/35	550	651,712
Metropolitan Transportation Authority, Green Bonds, 0.00%, 11/15/32	580	403,135
Metropolitan Transportation Authority, Green Bonds, 0.00%, 11/15/33	4,625	3,103,884
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	1,991,064
New York Thruway Authority, Series 2016A, 5.00%, 1/1/33	3,125	3,711,437
New York Thruway Authority, 5.00%, 1/1/37	1,645	2,007,015
New York Thruway Authority, 5.00%, 1/1/41	1,825	2,128,059
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	8,100	8,921,664
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,377,270
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	525	641,802
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/29	275	340,486
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/30	460	564,678
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/31	180	219,478
Port Authority of New York and New Jersey, 4.00%, 9/1/43	1,055	1,168,159
Port Authority of New York and New Jersey, 5.00%, 5/1/40	2,795	3,246,979

Security	Principal Amount (000’s omitted)	Value
Port Authority of New York and New Jersey, 6.125%, 6/1/94	$2,500	$3,001,300
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/31	7,085	7,579,391
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	1,520	1,806,505
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/37	1,250	1,490,888

		$44,589,460

Water and Sewer — 4.1%
New York City Municipal Water Finance Authority, (Water and Sewer System), 4.00%, 6/15/36	$7,955	$9,048,654
New York City Municipal Water Finance Authority, (Water and Sewer System), 4.00%, 6/15/37	1,000	1,131,950
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/35	3,170	3,765,516
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/39	2,395	2,780,978
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	125	125,351

		$16,852,449

Total Tax-Exempt Investments — 98.8% (identified cost $382,020,771)		$402,852,438

Miscellaneous — 0.3%

Security	Units	Value
Real Estate — 0.3%
CMS Liquidating Trust(2)(3)(4)	400	$1,146,071

Total Miscellaneous — 0.3% (identified cost $1,280,000)		$1,146,071

Total Investments — 99.1% (identified cost $383,300,771)		$403,998,509

Other Assets, Less Liabilities — 0.9%		$3,602,167

Net Assets — 100.0%		$407,600,676

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2019, 12.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 7.7% of total investments.

(1)	When-issued security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2019, the aggregate value of these securities is $17,746,991 or 4.4% of the Fund’s net assets.

(3)	Non-income producing.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	128	Short	9/19/19	$(19,916,000)	$(593,817)

					$(593,817)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

At June 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $593,817.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$402,852,438	$—	$402,852,438
Miscellaneous	—	—	1,146,071	1,146,071
Total Investments	$—	$402,852,438	$1,146,071	$403,998,509

Liability Description
Futures Contracts	$(593,817)	$—	$—	$(593,817)
Total	$(593,817)	$—	$—	$(593,817)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.